Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 465,978	$ 356,754	$ 17,607
Accounts receivable	2,342,350	1,613,489	100,746
Prepaid expense	169,896	207,052	163,492
Inventory	8,150,255	7,421,696	685,854
Inventory deposits	285,848	309,684
Total Current Assets	11,414,327	9,908,675	967,699
Property and Equipment, net	427,434	456,525	900
OTHER ASSETS:
Lease deposits	21,503	18,032
Right-of-use lease assets	1,733,829	1,977,329
Goodwill	4,200,000	4,200,000
Total Other Assets	5,955,332	6,195,361
TOTAL ASSETS	17,797,093	16,560,561	968,599
CURRENT LIABILITIES:
Accounts payable and accrued expense	2,430,835	2,523,551	1,032,264
Accrued interest	103,919	103,919	203,972
Loan – Officer – related party	101,000		10,373
Loans – Working capital	601,446	602,643	3,879,428
Line of credit	1,700,000
Loans - Nonrelated parties			12,939
Right-of-use lease liabilities, current	989,892	992,496
Total Current Liabilities	5,927,092	4,222,609	5,138,976
Right-of-use lease liabilities, long-term	743,937	984,833
TOTAL LIABILITIES	6,671,029	5,207,442	5,138,976
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value
Common Stock, $0.001 par value; 600,000,000 shares authorized; 677,221 and 677,221 issued and outstanding, respectively at March 31, 2023 and December 31, 2022	677	677	64
Additional paid in capital	45,465,077	45,465,077	22,798,839
Accumulated deficit	(34,339,865)	(34,112,810)	(26,969,657)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	11,126,064	11,353,119	(4,170,377)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	17,797,093	16,560,561	968,599
Preferred Class A [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value		100	100
Preferred Class B [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value		75	$ 277
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	100	100
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	$ 75	$ 75